Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses
Wages and salaries	¥ 1,235,714	¥ 1,276,205	¥ 1,319,554
Welfare and other benefits	353,099	330,552	248,870
Share-based payments (Note 26)	13,176	22,618	74,980
Employee benefit expenses	¥ 1,601,989	¥ 1,629,375	¥ 1,643,404